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April 27, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:      Ms. Patsy Mengiste
           Document Control - EDGAR

RE:        Ameriprise Certificate Company
                  Ameriprise Market Strategy Certificate
           Post-Effective Amendment No. 34
           File No. 333-46683
           Accession Number: 0001068800-07-000246

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the Ameriprise Market Strategy Certificate does not differ from that contained in Registrant's Post-Effective Amendment No. 34 (Amendment). This Amendment was filed electronically on April 20, 2007.

If you have any questions regarding this filing, please contact Anna Butskaya at (612) 671-4993.





/s/ Scott R. Plummer
-----------------------
    Scott R. Plummer
    Vice President, Secretary and General Counsel
    Ameriprise Certificate Company